Trade and other payables	12 Months Ended
Dec. 31, 2018
Trade And Other Current Payables [Abstract]
Trade and other payables
22.	Trade and other payables

	2017	2018
Trade payables	73,992	96,176
Other payables	713	350
Social security and other taxes	6,646	6,194
Income tax payable	666	1,514
Accruals and deferred revenue	54,727	89,924
	136,744	194,158